Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars)	$ 86,719	$ 33,184
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	14,006,250	14,006,250
Common stock, shares outstanding	14,006,250	14,006,250